CASH FLOW ITEMS - Changes in Other Investing Activities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Statement [Abstract]
Advances to Staatsolie	$ (48.5)	$ (30.9)
Repayment from Staatsolie	45.5	44.7
Cash received on sale of Sadiola	1.8	25.0
Acquisition of investments	(0.2)	(2.2)
Interest received	3.8	7.1
Increase in restricted cash	(6.0)	(6.4)
Purchase of additional common shares of associate	(1.7)	0.0
Capital expenditures for exploration and evaluation assets	(1.9)	(0.6)
Acquisition of exploration and evaluation assets	(5.0)	(0.4)
Acquisition of royalty interests	(7.2)	0.0
Repayment for other assets	(0.3)	0.2
Advances to related parties	0.0	(0.1)
Repayments from related parties	0.0	0.1
Other	(1.7)	(0.1)
Other investing activities	$ (21.4)	$ 36.4